Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income available to common shareholders	$ 52,128	$ 54,097	$ 52,962
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	838	(4,589)	(4,654)
Provision for loan losses	4,395	6,988	4,054
Depreciation of premises and equipment	6,235	6,088	6,087
Deferred income tax expense	3,817	6,627	4,585
Net periodic employee benefit cost	515	836	500
Realized investment securities gains	(3,978)	(2,130)	(1,156)
Net investment securities impairment losses	465	0	0
Stock-based compensation expense	2,018	1,793	1,535
Increase in value of bank-owned life insurance	(3,071)	(3,374)	(3,069)
Proceeds from bank-owned life insurance	258	571	0
Originations of loans held for sale	(17,981)	(17,849)	(8,763)
Proceeds from loans held for sale	16,572	18,668	8,319
Gain on sale of loans	(374)	(367)	(187)
Gain on sale of insurance division	0	(11,084)	0
Asset write down	444	1,449	0
Change in accrued interest receivable	(976)	(375)	40
Change in other assets	(1,556)	(976)	(8,262)
Change in other liabilities	5,581	(8,478)	1,363
Net Cash Provided by Operating Activities	65,330	47,895	53,354
Investing Activities
Proceeds from sales of securities available-for-sale	30,850	389	6,714
Proceeds from maturities and calls of securities available-for-sale	78,720	55,726	48,983
Proceeds from maturities and calls of securities held-to-maturity	13,479	13,191	6,501
Purchases of securities available-for-sale	(196,150)	(175,271)	(31,295)
Purchases of securities held-to-maturity	0	(10,392)	(10,226)
Net increase in loans	(183,511)	(100,130)	(43,714)
Purchases of premises and equipment	(5,517)	(3,014)	(2,323)
Disposals of premises and equipment	836	141	649
Proceeds from sale of CityInsurance		15,250
Acquisition of American Founders Bank, Inc., including cash acquired of $561		20,030
Net Cash Used in Investing Activities	(261,293)	(184,080)	(24,711)
Financing Activities
Net increase in noninterest-bearing deposits	200,984	52,230	52,237
Net (decrease) increase in interest-bearing deposits	(52,714)	18,544	36,203
Net increase (decrease) in short-term borrowings	93,436	14,780	(2,867)
Issuance of common stock	6,864
Purchases of treasury stock	(10,018)	(7,055)	(27,957)
Proceeds from exercise of stock options	1,155	2,979	580
Proceeds from exercise of warrants	0	1,896	0
Dividends paid	(25,718)	(25,304)	(24,487)
Net Cash Provided by Financing Activities	213,989	58,070	33,709
Increase (Decrease) in Cash and Cash Equivalents	18,026	(78,115)	62,352
Cash and cash equivalents at beginning of period	70,113	148,228	85,876
Cash and Cash Equivalents at End of Period	$ 88,139	$ 70,113	$ 148,228